INTANGIBLE ASSETS (Narrative) (Details) - USD ($)		12 Months Ended
	Nov. 10, 2016	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2010	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Sales royalty		5.00%
Acquisition costs	$ 217,946
Payments for intangible assets	25,000
Common shares issued to acquire intangible assets				250,000
Common shares issued to acquire intangible assets, value				$ 192,946
Consulting agreement, fee per month	10,000
Payments for consulting agreement, further consideration	$ 75,000
Shares issued for consulting agreement, further consideration	750,000
Consulting agreement, royalty on net sales	2.50%
Intangible assets		$ 607,959				$ 607,959
Manway securement systems [Member]
Disclosure of detailed information about intangible assets [line items]
Sales royalty					5.00%
Product development costs [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets				328,010
Impairment of intangible assets			$ 328,010
On the filing of the first new patent application related to the Products [Member]
Disclosure of detailed information about intangible assets [line items]
Payments for consulting agreement, further consideration				$ 25,000
Shares issued for consulting agreement, further consideration				250,000
Fair value of common shares				$ 208,486
On the successful completion of a commercially viable production prototype for the first Product [Member]
Disclosure of detailed information about intangible assets [line items]
Payments for consulting agreement, further consideration			$ 25,000
Shares issued for consulting agreement, further consideration			250,000
Fair value of common shares				$ 131,527
On completion of the sale of the first ten commercial vehicles incorporating the Product [Member]
Disclosure of detailed information about intangible assets [line items]
Payments for consulting agreement, further consideration	$ 25,000
Shares issued for consulting agreement, further consideration	250,000